2. OIL AND GAS PROPERTIES: Capitalized acquisition, exploration and development costs (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended	70 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	May 31, 2014
Acquisition costs (unproved properties)					$ 25,526,554	$ 22,103,530	$ 47,630,084
Oil and gas property impairment	0	0	0	0	0	44,335		879,994
KGP
KGP – Unproven Properties, beginning balance				22,107,381	22,107,381	0	0
Acquisition costs (unproved properties)					25,526,554	22,103,530
Expenditures on oil and gas properties					1,264,037	3,851
Depletion and depreciation					0	0
Oil and gas property impairment					0	0
KGP – Unproven Properties, ending balance					$ 48,897,972	$ 22,107,381	$ 48,897,972